GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                                     August 24, 2000


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Empire State Municipal Exempt Trust, Guaranteed Series 134
                                    File No. 333-17307

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on July 28, 2000 and became effective July 28, 2000 pursuant to Rule 485(b).

                                       Empire State Municipal Exempt Trust,
                                       Guaranteed Series 134


                                       GLICKENHAUS & CO.
                                       LEBENTHAL & CO. INC.


                                       By: /s/ Michael J. Lynch
                                           Michael J. Lynch
                                           as agent for the Sponsors


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